INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 66,845	$ 50,391
Accumulated amortization	50,794	50,082
Amortized cost	16,051	309
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	43,697	42,504
Accumulated amortization	42,523	42,504
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	15,388	4,466
Accumulated amortization	4,557	4,466
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,421	3,421
Accumulated amortization	3,301	3,112
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,564	0
Accumulated amortization	398	0
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,775	0
Accumulated amortization	$ 15	$ 0